Loss Per Share (Details)	12 Months Ended
Mar. 31, 2022 shares
Loss Per Share (Details) [Line Items]
Antidilutive securities excluded from calculation of diluted earnings per share	562,501
Employee stock options [Member]
Loss Per Share (Details) [Line Items]
Antidilutive securities excluded from calculation of diluted earnings per share	80,583
Investor [Member]
Loss Per Share (Details) [Line Items]
Antidilutive securities excluded from calculation of diluted earnings per share	45,000